UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

(a)

Defiance Nasdaq 100 Enhanced Options Income ETF

Ticker: QQQY

Defiance S&P 500 Enhanced Options Income ETF

Ticker: JEPY

Defiance R2000 Enhanced Options Income ETF

Ticker: IWMY

Defiance Treasury Alternative Yield ETF

Ticker: TRES

Semi-Annual Report

February 29, 2024

Defiance ETFs

TABLE OF CONTENTS

This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

1

Defiance Nasdaq 100 Enhanced Options Income ETF

PORTFOLIO ALLOCATION at February 29, 2024 (Unaudited)

Sector	% of Net Assets
U.S. Treasury Obligations	51.3%
Cash & Cash Equivalents(1)	49.3
Options Written	(0.6)
Total	100.0%

(1)Represents short-term investments and other assets in excess of liabilities.

Defiance S&P 500 Enhanced Options Income ETF

PORTFOLIO ALLOCATION at February 29, 2024 (Unaudited)

Sector	% of Net Assets
Cash & Cash Equivalents(1)	56.2%
U.S Treasury Obligations	44.3
Options Written	(0.5)
Total	100.0%

(1)Represents short-term investments and other assets in excess of liabilities.

Defiance R2000 Enhanced Options Income ETF

PORTFOLIO ALLOCATION at February 29, 2024 (Unaudited)

Sector	% of Net Assets
U.S Treasury Obligations	56.3%
Cash & Cash Equivalents(1)	44.5
Options Written	(0.8)
Total	100.0%

(1)Represents short-term investments and other assets in excess of liabilities.

Defiance Treasury Alternative Yield ETF

PORTFOLIO ALLOCATION at February 29, 2024 (Unaudited)

Sector	% of Net Assets
U.S Treasury Obligations	69.4%
Cash & Cash Equivalents(1)	27.8
Options Purchased	4.9
Options Written	(2.1)
Total	100.0%

(1)Represents short-term investments and liabilities in excess of other assets.

Defiance Nasdaq 100 Enhanced Options Income ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 51.3%
United States Treasury Note/Bond, 0.75%, 11/15/2024	$164,140,000	$159,163,569
TOTAL U.S. TREASURY OBLIGATIONS (Cost $159,191,550)		159,163,569

	Shares
SHORT-TERM INVESTMENTS — 48.0%
Money Market Funds — 0.0%(a)
First American Government Obligations Fund — Class X, 5.23%(b)	101,371	101,371

	Par
U.S. Treasury Bills — 48.0%
5.13%, 06/13/2024(c)	151,110,000	148,833,443
TOTAL SHORT-TERM INVESTMENTS (Cost $149,018,391)		148,934,814

TOTAL INVESTMENTS — 99.3% (Cost $308,209,941)		$308,098,383
Other Assets in Excess of Liabilities — 0.7%		2,022,072
TOTAL NET ASSETS — 100.0%		$310,120,455

Percentages are stated as a percent of net assets.

(a)Represents less than 0.05% of net assets.

(b)The rate shown represents the 7-day effective yield as of February 29, 2024.

(c)The rate shown is the effective yield.

Defiance Nasdaq 100 Enhanced Options Income ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF OPTIONS WRITTEN as of February 29, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (0.6)%(a)(b)
Put Options — (0.6)%
NASDAQ 100 Index, Expiration: 03/01/2024; Exercise Price: $18,110.00	$(310,354,220)	(172)	$(1,919,520)
TOTAL OPTIONS WRITTEN (Premiums received $1,569,962)			$(1,919,520)

Percentages are stated as a percent of net assets.

(a)Exchange-traded.

(b)100 shares per contract.

Defiance S&P 500 Enhanced Options Income ETF

4	The accompanying notes are an integral part of these financial statements.

	Par	Value
U.S. TREASURY OBLIGATIONS — 44.3%
United States Treasury Note/Bond, 0.75%, 11/15/2024	$62,908,000	$61,000,742
TOTAL U.S. TREASURY OBLIGATIONS (Cost $61,005,271)		61,000,742

	Shares
SHORT-TERM INVESTMENTS — 43.4%
Money Market Funds — 0.7%
First American Government Obligations Fund — Class X, 5.23%(a)	995,169	995,169

	Par
U.S. Treasury Bills -— 42.7%
5.11%, 06/13/2024(b)	59,883,000	58,980,829
TOTAL SHORT-TERM INVESTMENTS (Cost $60,011,881)		59,975,998

TOTAL INVESTMENTS — 87.7% (Cost $121,017,152)		$120,976,740
Other Assets in Excess of Liabilities — 12.3%		17,107,610
TOTAL NET ASSETS — 100.0%		$138,084,350

Percentages are stated as a percent of net assets.

(a)The rate shown represents the 7-day effective yield as of February 29, 2024.

(b)The rate shown is the effective yield.

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Unaudited)

Defiance S&P 500 Enhanced Options Income ETF

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF OPTIONS WRITTEN as of February 29, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (0.5)%(a)(b)
Put Options — (0.5)%
S&P 500 Index, Expiration: 03/01/2024; Exercise Price: $5,110.00	$(138,108,917)	(271)	$(635,495)
TOTAL OPTIONS WRITTEN (Premiums received $578,437)			$(635,495)

Percentages are stated as a percent of net assets.

(a)Exchange-traded.

(b)100 shares per contract.

Defiance R2000 Enhanced Options Income ETF

6	The accompanying notes are an integral part of these financial statements.

	Par	Value
U.S. TREASURY OBLIGATIONS — 56.3%
United States Treasury Note/Bond, 0.75%, 11/15/2024	$77,132,000	$74,793,495
TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,878,809)		74,793,495

	Shares
SHORT-TERM INVESTMENTS — 43.1%
Money Market Funds — 0.1%
First American Government Obligations Fund — Class X, 5.23%(a)	101,225	101,225

	Par
U.S. Treasury Bills — 43.0%
5.17%, 06/13/2024(b)	58,042,000	57,167,565
TOTAL SHORT-TERM INVESTMENTS (Cost $57,294,121)		57,268,790

TOTAL INVESTMENTS — 99.4% (Cost $132,172,930)		$132,062,285
Other Assets in Excess of Liabilities — 0.6%		767,135
TOTAL NET ASSETS — 100.0%		$132,829,420

Percentages are stated as a percent of net assets.

(a)The rate shown represents the 7-day effective yield as of February 29, 2024.

(b)The rate shown is the effective yield.

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Unaudited)

Defiance R2000 Enhanced Options Income ETF

The accompanying notes are an integral part of these financial statements.	7

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (0.8)%(a)(b)
Put Options — (0.8)%
Russell 2000 Index, Expiration: 03/01/2024; Exercise Price: $2,065.00	$(133,153,826)	(648)	$(1,104,840)
TOTAL OPTIONS WRITTEN (Premiums received $959,713)			$(1,104,840)

Percentages are stated as a percent of net assets.

(a)Exchange-traded.

(b)100 shares per contract.

SCHEDULE OF OPTIONS WRITTEN as of February 29, 2024 (Unaudited)

Defiance Treasury Alternative Yield ETF

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS as of February 29, 2024 (Unaudited)

		Par	Value
U.S. TREASURY OBLIGATIONS — 69.4%
United States Treasury Note/Bond
0.38%, 08/15/2024		$863,000	$844,040
4.50%, 11/30/2024		674,000	670,391
3.88%, 03/31/2025		850,000	839,989
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,359,499)			2,354,420

	Notional Amount	Contracts
OPTIONS PURCHASED — 4.9%(a)(b)
Call Options — 4.0%			$—
iShares 20+ Year Treasury Bond ETF, Expiration: 03/22/2024; Exercise Price: $93.50	7,346,040	780	135,720

Put Options — 0.9%			$—
iShares 20+ Year Treasury Bond ETF, Expiration: 03/22/2024; Exercise Price: $91.50	7,346,040	780	30,810
TOTAL OPTIONS PURCHASED (Cost $171,346)			166,530

		Shares
SHORT-TERM INVESTMENTS — 26.4%
Money Market Funds — 1.5%
First American Government Obligations Fund — Class X, 5.23%(c)		50,391	50,390

		Par
U.S. Treasury Bills — 24.9%
5.18%, 05/09/2024(d)		854,000	845,407
TOTAL SHORT-TERM INVESTMENTS (Cost $896,035)			895,797

TOTAL INVESTMENTS — 100.7% (Cost $3,426,880)			$3,416,747
Liabilities in Excess of Other Assets — (0.7)%			(26,416)
TOTAL NET ASSETS — 100.0%			$3,390,331

Percentages are stated as a percent of net assets.

(a)Exchange-traded.

(b)100 shares per contract.

(c)The rate shown represents the 7-day effective yield as of February 29, 2024.

(d)The rate shown is the effective yield.

Defiance Treasury Alternative Yield ETF

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF OPTIONS WRITTEN as of February 29, 2024 (Unaudited)

	Notional Amount	Contracts	Value
OPTIONS WRITTEN — (2.1)%(a)(b)
Call Options — (2.0)%
iShares 20+ Year Treasury Bond ETF, Expiration: 03/08/2024; Exercise Price: $92.50	$(3,673,020)	(390)	$(68,055)

Put Options — (0.1)%
iShares 20+ Year Treasury Bond ETF, Expiration: 03/08/2024; Exercise Price: $92.50	(1,836,510)	(195)	(4,972)
TOTAL OPTIONS WRITTEN (Premiums received $63,651)			$(73,027)

Percentages are stated as a percent of net assets.

(a)Exchange-traded.

(b)100 shares per contract.

Defiance ETFs

10	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES at February 29, 2024 (Unaudited)

	Defiance Nasdaq 100 Enhanced Options Income ETF	Defiance S&P 500 Enhanced Options Income ETF	Defiance R2000 Enhanced Options Income ETF	Defiance Treasury Alternative Yield ETF

Assets:
Investments in securities, at value (Cost $308,209,940, $121,017,152, $132,172,930, and $3,426,880, respectively) (Note 2)	$308,098,383	$120,976,740	$132,062,285	$3,416,747
Deposits at broker for options	2,213,463	15,271,416	797,847	26,385
Receivables:
Fund shares sold	—	1,794,040	14,458	—
Investment securities sold	1,569,962	578,437	959,709	—
Interest	380,117	196,844	187,359	22,078
Total assets	312,261,925	138,817,477	134,021,658	3,465,210

Liabilities:
Options written (Premiums received of $1,569,962, $578,437, $959,713, and $63,651) (Note 2)	1,919,520	635,495	1,104,840	73,027
Payables:
Management fees (Note 4)	221,950	97,632	87,398	1,852
Total liabilities	2,141,470	733,127	1,192,238	74,879
Net Assets	$310,120,455	$138,084,350	$132,829,420	$3,390,331

Components of Net Assets:
Paid-in capital	$327,567,631	$141,771,304	$144,253,665	$3,489,604
Total distributable (accumulated) earnings (losses)	(17,447,176)	(3,686,954)	(11,424,245)	(99,273)
Net assets	$310,120,455	$138,084,350	$132,829,420	$3,390,331

Net Asset Value (unlimited shares authorized):
Net assets	$310,120,455	$138,084,350	$132,829,420	$3,390,331
Shares of beneficial interest issued and outstanding	17,900,000	7,700,000	7,275,000	175,000
Net asset value	$17.33	$17.93	$18.26	$19.37

Defiance ETFs

The accompanying notes are an integral part of these financial statements.	11

STATEMENTS OF OPERATIONS For the Period Ended February 29, 2024 (Unaudited)

	Defiance Nasdaq 100 Enhanced Options Income ETF(1)	Defiance S&P 500 Enhanced Options Income ETF(2)	Defiance R2000 Enhanced Options Income ETF(3)	Defiance Treasury Alternative Yield ETF(4)

Investment Income:
Interest income	$4,220,144	$1,545,583	$1,059,440	$13,738
Broker interest income	78,176	189,238	29,109	403
Total investment income	4,298,320	1,734,821	1,088,549	14,141

Expenses:
Management fees (Note 4)	867,724	357,501	210,332	2,159
Dividend expense	—	—	—	11,909
Total expenses	867,724	357,501	210,332	14,068
Net investment income (loss)	3,430,596	1,377,320	878,217	73

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(41,249)	1,690	(3,960)	(247,617)
Options written	24,134,092	8,236,006	144,270	167,780
Change in net unrealized appreciation/depreciation on:
Investments	(111,557)	(40,412)	(110,645)	(10,133)
Options written	(349,558)	(57,058)	(145,127)	(9,376)
Net realized and unrealized gain (loss)	23,631,728	8,140,226	(115,462)	(99,346)
Net increase (decrease) in net assets resulting from operations	$27,062,324	$9,517,546	$762,755	$(99,273)

(1)The Fund commenced operations on September 13, 2023. The information presented is from September 13, 2023 to February 29, 2024.

(2)The Fund commenced operations on September 18, 2023. The information presented is from September 18, 2023 to February 29, 2024.

(3)The Fund commenced operations on October 30, 2023. The information presented is from October 30, 2023 to February 29, 2024.

(4)The Fund commenced operations on January 24, 2024. The information presented is from January 24, 2024 to February 29, 2024.

Defiance Nasdaq 100 Enhanced Options Income ETF

12	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended February 29, 2024(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$3,430,596
Net realized gain (loss)	24,092,843
Change in net unrealized appreciation/depreciation	(461,115)
Net increase (decrease) in net assets resulting from operations	27,062,324

Distributions to Shareholders:
Distributions to shareholders	(44,509,500)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	327,567,631
Total increase (decrease) in net assets	310,120,455

Net Assets:
Beginning of period	—
End of period	$310,120,455

(1)The Fund commenced operations on September 13, 2023. The information presented is from September 13, 2023 to February 29, 2024.

(2)Summary of share transactions is as follows:

	Period Ended February 29, 2024(1) (Unaudited)
	Shares	Value
Shares sold	19,400,000	$354,069,742
Shares redeemed	(1,500,000)	(26,577,240)
Variable fees	—	75,129
Net increase (decrease)	17,900,000	$327,567,631

Defiance S&P 500 Enhanced Options Income ETF

The accompanying notes are an integral part of these financial statements.	13

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended February 29, 2024(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$1,377,320
Net realized gain (loss)	8,237,696
Change in net unrealized appreciation/depreciation	(97,470)
Net increase (decrease) in net assets resulting from operations	9,517,546

Distributions to Shareholders:
Distributions to shareholders	(13,204,500)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	141,771,304
Total increase (decrease) in net assets	138,084,350

Net Assets:
Beginning of period	—
End of period	$138,084,350

(1)The Fund commenced operations on September 18, 2023. The information presented is from September 18, 2023 to February 29, 2024.

(2)Summary of share transactions is as follows:

	Period Ended February 29, 2024(1) (Unaudited)
	Shares	Value
Shares sold	7,850,000	$144,492,735
Shares redeemed	(150,000)	(2,750,280)
Variable fees	—	28,849
Net increase (decrease)	7,700,000	$141,771,304

Defiance R2000 Enhanced Options Income ETF

14	The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended February 29, 2024(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$878,217
Net realized gain (loss)	140,310
Change in net unrealized appreciation/depreciation	(255,772)
Net increase (decrease) in net assets resulting from operations	762,755

Distributions to Shareholders:
Distributions to shareholders	(12,187,000)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	144,253,365
Contribution by Sub-Administrator (See Note 4)	300
Total increase (decrease) in net assets	132,829,420

Net Assets:
Beginning of period	—
End of period	$132,829,420

(1)The Fund commenced operations on October 30, 2023. The information presented is from October 30, 2023 to February 29, 2024.

(2)Summary of share transactions is as follows:

	Period Ended February 29, 2024(1) (Unaudited)
	Shares	Value
Shares sold	7,950,000	$157,080,337
Shares redeemed	(675,000)	(12,860,157)
Variable fees	—	33,485
Net increase (decrease)	7,275,000	$144,253,665

Defiance Treasury Alternative Yield ETF

The accompanying notes are an integral part of these financial statements.	15

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended February 29, 2024(1) (Unaudited)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$73
Net realized gain (loss)	(79,837)
Change in net unrealized appreciation/depreciation	(19,509)
Net increase (decrease) in net assets resulting from operations	(99,273)

Distributions to Shareholders:
Distributions to shareholders	—

Capital Share Transactions:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	3,489,604
Total increase (decrease) in net assets	3,390,331

Net Assets:
Beginning of period	—
End of period	$3,390,331

(1)The Fund commenced operations on January 24, 2024. The information presented is from January 24, 2024 to February 29, 2024.

(2)Summary of share transactions is as follows:

	Period Ended February 29, 2024(1) (Unaudited)
	Shares	Value
Shares sold	175,000	$3,489,307
Shares redeemed	—	—
Variable fees	—	297
Net increase (decrease)	175,000	$3,489,604

Defiance Nasdaq 100 Enhanced Options Income ETF

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended February 29, 2024 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.32
Net realized and unrealized gain (loss)(3)	1.50
Total from investment operations	1.82

Less Distributions:
From net investment income	(4.50)
Total distributions	(4.50)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$17.33
Total return(4)(5)	11.07%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$310.1
Ratio of expenses to average net assets(6)	0.99%
Ratio of net investment income (loss) to average net assets(6)	3.91%
Portfolio turnover rate(4)	15%

(1)The Fund commenced operations on September 13, 2023. The information presented is from September 13, 2023 to February 29, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Annualized.

Defiance S&P 500 Enhanced Options Income ETF

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended February 29, 2024 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.31
Net realized and unrealized gain (loss)(3)	1.15
Total from investment operations	1.46

Less Distributions:
From net investment income	(3.54)
Total distributions	(3.54)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$17.93
Total return(4)(5)	8.70%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$138.1
Ratio of expenses to average net assets(6)	0.99%
Ratio of net investment income (loss) to average net assets(6)	3.81%
Portfolio turnover rate(4)	0%

(1)The Fund commenced operations on September 18, 2023. The information presented is from September 18, 2023 to February 29, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Annualized.

Defiance R2000 Enhanced Options Income ETF

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended February 29, 2024 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.26
Net realized and unrealized gain (loss)(3)	1.53
Total from investment operations	1.79

Less Distributions:
From net investment income	(3.54)
Total distributions	(3.54)

Capital Share Transactions:
Variable fees	0.01
Net asset value, end of period	$18.26
Total return(4)(5)	9.23%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$132.8
Ratio of expenses to average net assets(6)	0.99%
Ratio of net investment income (loss) to average net assets(6)	4.13%
Portfolio turnover rate(4)(6)	0%

(1)The Fund commenced operations on October 30, 2023. The information presented is from October 30, 2023 to February 29, 2024.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)Not annualized.

(5)The total return is based on the Fund’s net asset value.

(6)Annualized.

Defiance Treasury Alternative Yield ETF

The accompanying notes are an integral part of these financial statements.	19

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended February 29, 2024 (Unaudited)(1)

Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	0.00 (3)
Net realized and unrealized gain (loss)(4)	(0.63)
Total from investment operations	(0.63)

Less Distributions:
From net investment income	—
Total distributions	—

Capital Share Transactions:
Variable fees	0.00 (3)
Net asset value, end of period	$19.37
Total return(5)(6)	(3.13)%

Ratios / Supplemental Data:
Net assets, end of period (millions)	$3.4
Ratio of expenses to average net assets(7)(8)	4.89%
Ratio of net investment income (loss) to average net assets(7)	0.03%
Portfolio turnover rate(5)(6)	0%

(1)The Fund commenced operations on January 24, 2024. The information presented is from January 24, 2024 to February 29, 2024.

(2)Calculated using average shares outstanding method.

(3)Does not round to 0.1 or (0.1), if applicable.

(4)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(5)Not annualized.

(6)The total return is based on the Fund’s net asset value.

(7)Annualized.

(8)The ratio of expense to average net assets includes dividend expense. The expense ratio excluding dividend expense is 0.75% for the period ended February 29, 2024.

20

Defiance ETFs

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Defiance Nasdaq 100 Enhanced Options Income ETF (the “QQQY ETF”), Defiance S&P 500 Enhanced Options Income ETF (the “JEPY ETF”), Defiance R2000 Enhanced Options Income ETF (the “IWMY ETF”, and Defiance Treasury Alternative Yield ETF (the “TRES ETF”) (each a “Fund”, and collectively the “Funds”) are each a non-diversified series of the Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ZEGA Financial, LLC (the “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The QQQY ETF commenced operations on September 13, 2023, the JEPY ETF commenced operations on September 18, 2023, the IWMY ETF commenced operations on October 30, 2023, and the TRES ETF commenced operations on January 24, 2024.

The primary investment objective of each Fund is to seek current income.

QQQY ETF’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index subject to a limit on potential investment gains.

JEPY ETF’s secondary investment objective is to seek exposure to the performance of the S&P 500 Index subject to a limit on potential investment gains.

IWMY ETF’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index subject to a limit on potential investment gains.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing

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and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –

Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of February 29, 2024:

QQQY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$159,163,569	$—	$159,163,569
Money Market Funds	101,371	—	—	101,371
U.S. Treasury Bills	—	148,833,443	—	148,833,443
Total Assets	$101,371	$307,997,012	$—	$308,098,383

Liabilities:
Options Written	$—	$(1,919,520)	$—	$(1,919,520)
Total Liabilities	$—	$(1,919,520)	$—	$(1,919,520)

JEPY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$61,000,742	$—	$61,000,742
Money Market Funds	995,169	—	—	995,169
U.S. Treasury Bills	—	58,980,829	—	58,980,829
Total Assets	$995,169	$119,981,571	$—	$120,976,740

Liabilities:
Options Written	$—	$(635,495)	$—	$(635,495)
Total Liabilities	$—	$(635,495)	$—	$(635,495)

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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IWMY ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$74,793,495	$—	$74,793,495
Money Market Funds	101,225	—	—	101,225
U.S. Treasury Bills	—	57,167,565	—	57,167,565
Total Assets	$101,225	$131,961,060	$—	$132,062,285

Liabilities:
Options Written	$—	$(1,104,840)	$—	$(1,104,840)
Total Liabilities	$—	$(1,104,840)	$—	$(1,104,840)

TRES ETF

	Level 1	Level 2	Level 3	Total
Assets:
U.S. Treasury Obligations	$—	$2,354,420	$—	$2,354,420
Options Purchased	—	166,530	—	166,530
Money Market Funds	50,390	—	—	50,390
U.S. Treasury Bills	—	845,407	—	845,797
Total Assets	$50,390	$3,366,357	$—	$3,416,407

Liabilities:
Options Written	$—	$(73,027)	$—	$(73,027)
Total Liabilities	$—	$(73,027)	$—	$(73,027)

B.Derivative Instruments. As the buyer of a call option, the Funds have a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). The Funds may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, the Funds may buy call options on underlying reference instruments that they intends to buy with the goal of limiting the risk of a substantial increase in its market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which case the Funds would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, the Funds have the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, the Funds may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. The Funds may buy a put option on an underlying reference instrument owned by the Funds (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when the Funds, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. The Funds may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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By virtue of each Funds’ investments in option contracts equity ETFs and equity indices, the Fund is exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

The Funds have adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the period ended February 29, 2024, each Funds’ monthly average quantity and notional value are described below:

		Average Contracts	Average Notional Amount
QQQY ETF	Options Written	(137)	(208,714,828)

JEPY ETF	Options Written	(179)	(84,951,334)

IWMY ETF	Options Written	(330)	(66,146,095)

TRES ETF	Options Purchased	1,560	14,885,520
	Options Written	(683)	(6,524,505)

Statements of Assets & Liabilities

Fair value of derivative instruments as of February 29, 2024:

QQQY ETF

	Asset Derivatives as of February 29, 2024		Liability Derivatives as of February 29, 2024
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Written	None	$—	Options written	$1,919,520

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended February 29, 2024:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Written	Realized and Unrealized Gain (Loss) on Options Written	$ 24,134,092	$ (349,558)

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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JEPY ETF

	Asset Derivatives as of February 29, 2024		Liability Derivatives as of February 29, 2024
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Written	None	$—	Options written	$635,495

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended February 29, 2024:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Written	Realized and Unrealized Gain (Loss) on Options Written	$8,236,006	$(57,058)

IWMY ETF

	Asset Derivatives as of February 29, 2024		Liability Derivatives as of February 29, 2024
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Written	None	$—	Options written	$1,104,840

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended February 29, 2024:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Written	Realized and Unrealized Gain (Loss) on Options Written	$144,270	$(145,127)

TRES ETF

	Asset Derivatives as of February 29, 2024		Liability Derivatives as of February 29, 2024
Derivative Instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts:
Options Purchased	Investments in securities, at value	$166,530	None	$—
Options Written	None	—	Options written	73,027

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended February 29, 2024:

Derivative Instruments	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Contracts:
Options Purchased	Realized and Unrealized Gain (Loss) on Investments	$(186,114)	$(4,815)
Options Written	Realized and Unrealized Gain (Loss) on Options Written	$167,780	$(9,376)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

C.Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of February 29, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

D.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The QQQY ETF and TRES ETF shares will not be priced on the days on which the Nasdaq Stock Market, LLC (“NASDAQ”) is closed for trading. The JEPY ETF and IWMY ETF shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of the value of each Fund’s net assets. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Funds should be in a position where the value of illiquid investments held by each Fund exceeds 15% of each Fund’s net assets, the Funds will take such steps as set forth in the Program.

J. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. The Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

K.Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Funds are currently evaluating the impact, if any, of these amendments on the financial statements.

L.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds, Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to principal risks which may adversely affect each Funds’ NAV, trading price, yield, total return and/or ability to meet their objective. For more information about the risks of investing in the Funds, see the section in each Funds’ Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in The Fund.”

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board. The Adviser also arranges for transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Funds as follows:

Fund	Management Fee
QQQY ETF	0.99%
JEPY ETF	0.99%
IWMY ETF	0.99%
TRES ETF	0.75%

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser (collectively, the “Excluded Expenses”).

The Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly. The Sub-Adviser has agreed to assume a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligations for a portion of each Fund’s expenses, the Adviser has agreed to pay the Sub-Adviser a corresponding share of profits, if any, generated by each Fund’s unitary fee. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below).

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the FundS. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

On December 12, 2023, U.S. Bancorp Fund Services, LLC contributed $330 to the IWMY ETF to reimburse the Fund for a loss on a NAV error. This contribution is presented on the Statement of Changes as Contribution by Sub-Administrator and does not have any impact on total return.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended February 29, 2024, there were no cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions.

For the period ended February 29, 2024, the purchases or sales of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
QQQY ETF	$64,986,485	$7,299,117
JEPY ETF	26,340,417	—
IWMY ETF	1,074,801	—
TRES ETF	842,914	—

For the period ended February 29, 2024, there were no in-kind transactions associated with creations and redemptions for the Funds.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds are subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended February 29, 2024. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end.

During the period ended February 29, 2024, the Fund distributed:

Fund	Ordinary Income
QQQY ETF	$44,509,500
JEPY ETF	13,204,500
IWMY ETF	12,187,000
TRES ETF	—

NOTE 7 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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NOTE 8 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be recorded in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS February 29, 2024 (Unaudited) (Continued)

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Defiance ETFs

EXPENSE EXAMPLES For the Period Ended February 29, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Funds’ shares, and (2) ongoing costs, including management fees of the Funds. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The actual examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 13, 2023 (commencement of operations) to February 29, 2024 for the QQQY ETF, September 18, 2023 (commencement of operations) to February 29, 2024 for the JEPY ETF, October 30, 2023 (commencement of operations) to February 29, 2024 for the IWMY ETF, and January 24, 2024 (commencement of operations) to February 29, 2024 for the TRES ETF. The hypothetical examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from September 1, 2023 to February 29, 2024.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. The example includes, but is not limited to, unitary fees. However, the examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following tables provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Funds’ shares. Therefore, the second line of the following tables are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

QQQY ETF

	Beginning Account Value September 13, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period September 13, 2023 – February 29, 2024
Actual(1)	$1,000.00	$1,110.70	$4.80

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period September 1, 2023 – February 29, 2024

Hypothetical (5% annual return before expenses)(2)	$1,000.00	$1,019.94	$4.97

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 168/366 (to reflect the period from September 13, 2023 to February 29, 2024, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

31

Defiance ETFs

EXPENSE EXAMPLES For the Period Ended February 29, 2024 (Unaudited) (Continued)

JEPY ETF

	Beginning Account Value September 18, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period September 18, 2023 – February 29, 2024
Actual(1)	$1,000.00	$1,087.00	$4.60

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period September 1, 2023 – February 29, 2024
Hypothetical (5% annual return before expenses)(2)	$1,000.00	$1,019.94	$4.97

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 163/366 (to reflect the period from September 18, 2023 to February 29, 2024, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

IWMY ETF

	Beginning Account Value October 30, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period October 30, 2023 – February 29, 2024
Actual(1)	$1,000.00	$1,092.30	$3.42

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period September 1, 2023 – February 29, 2024
Hypothetical (5% annual return before expenses)(2)	$1,000.00	$1,019.94	$4.97

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 121/366 (to reflect the period from October 30, 2023 to February 29, 2024, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

TRES ETF

	Beginning Account Value January 24, 2024	Ending Account Value February 29, 2024	Expenses Paid During the Period January 24, 2024 – February 29, 2024
Actual(1)	$1,000.00	$968.70	$4.60

	Beginning Account Value September 1, 2023	Ending Account Value February 29, 2024	Expenses Paid During the Period September 1, 2023 – February 29, 2024
Hypothetical (5% annual return before expenses)(2)	$1,000.00	$1,000.55	$24.32

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 4.89%, multiplied by the average account value over the period, multiplied by 35/366 (to reflect the period from January 24, 2024 to February 29, 2024, the commencement of operations date to the end of the period).

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 4.89%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the most recent six-month period).

32

Defiance ETFs

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited)

Defiance Nasdaq 100 Enhanced Options Income ETF
Defiance S&P 500 Enhanced Options Income ETF
Defiance R2000 Enhanced Options Income ETF (“Defiance ETFs”, each a “Fund” and collectively the “Funds”)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 15, 2023, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•the Investment Advisory Agreements (the “Advisory Agreement”) between Toroso Investments, LLC (the “Adviser”) and the Trust, on behalf of each Fund;

•an Investment Sub-Advisory Agreement (the “ZEGA Sub-Advisory Agreement) between the Adviser and ZEGA Financial (“ZEGA” or the “Sub-Adviser”) with respect to the Defiance ETFs;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to each Fund, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the each Fund grows and whether the advisory fees for each Fund reflects these economies of scale for the benefit of the New Fund; and (vi) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to each Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on August 15, 2023. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and each Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreement.. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Advisers, the Board reviewed the Adviser’s and the Sub-Adviser’s compliance infrastructure and financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to each Fund by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that each Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Morningstar peer group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

33

Defiance ETFs

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because each Fund is new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with each Fund.

The Board noted that because each Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if each Fund achieved asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Advisers for their services. The Board considered each of these fees in light of the services being provided. The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that Zega and Defiance Group Holdings LLC were acting as sponsors for the Defiance ETFS and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the adviser of a certain amount, fall below the level of the unitary fee, the adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed fees were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fees are paid to the Sub-Adviser out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and each Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from their relationship with each Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because these fees are paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Agreement is fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to each Fund; and (c) agreed to approve the Agreements for an initial term of two years.

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

34

Defiance ETFs

Defiance Treasury Alternative Yield ETF (the “Defiance ETF” or the “Fund”)

APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 19, 2023, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

•the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

•an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement) between the Adviser and ZEGA Financial, LLC (“ZEGA”) with respect to the Defiance ETF;

•Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Advisers.

•In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on December 19, 2023. Among other things, each of the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information.

•The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

•Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

•Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

•Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

35

Defiance ETFs

•The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

•The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

•The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services under the Sub-Advisory Agreement. The Board considered this fee in light of the services the Sub-Adviser provides as investment sub-adviser to the Funds. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and Sub-Adviser given the work performed by each firm. The Board also considered that the fund has one or more sponsors that have agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed sub-advisory fee for the Fund was reasonable in light of the services rendered.

•The Board also considered that the sub-advisory fee paid to the Sub-Adviser is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the sub-advisory fee was paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

•Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Fund; and (c) agreed to approve the Advisory Agreement and Sub-Advisory Agreement for an initial term of two years.

Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

36

Defiance ETFs

Statement Regarding Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal Trust II (the “Trust”), on behalf of its series, the Defiance Nasdaq 100 Enhanced Options Income ETF, Defiance S&P 500 Enhanced Options Income ETF, Defiance R2000 Enhanced Options Income ETF, and the Defiance Alternative Yield ETF (the “Funds”), have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Funds and to protect each Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC (f/k/a Toroso Investments, LLC,) each Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 15, 2023, the Board reviewed the Program Administrator’s written annual report for the period July 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Funds because the Funds qualify as primarily highly liquid funds (as defined under Rule 22e-4). The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Funds during the review period. The Report confirmed that each Fund’s investment strategy remained appropriate for an open-end fund and that the Funds were able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Funds. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

The Funds commenced operations after June 30, 2023 and were not a part of the Report but have adopted the Program upon commencement of operations.

37

Defiance ETFs

ADDITIONAL INFORMATION (Unaudited)

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 333-9383 or by accessing the Funds’ website at www.defianceetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months ending June 30 is available upon request without charge by calling (833) 333-9383 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds’ portfolio holdings are posted on the Funds’ website daily at www.defianceetfs.com. The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Part F of Form N-PORT. The Funds’ Part Fs of Form N-PORT is available without charge, upon request, by calling (833) 333-9383. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Funds’ website at www.defianceetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (833) 333-9383. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Funds’ website at www.defianceetfs.com.

Investment Adviser

Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser

ZEGA Financial, LLC
3801 PGA Boulevard
Palm Beach Gardens, Florida 33410

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Legal Counsel

Sullivan & Worcester LLP
1251 Avenue of the Americas, 19th Floor
New York, New York 10020

Custodian

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator

Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Defiance Nasdaq 100 Enhanced Options Income ETF	QQQY	88636J840
Defiance S&P 500 Enhanced Options Income ETF	JEPY	88636J832
Defiance R2000 Enhanced Options Income ETF	IWMY	88636J824
Defiance Treasury Alternative Yield ETF	TRES	88636J634

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 7, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 7, 2024

* Print the name and title of each signing officer under his or her signature.